(Morgan Stanley Tax-Free Daily Income Trust)
 Investment Objective
Morgan Stanley Tax-Free Daily Income Trust (the "Fund") is a money market fund that seeks to provide as high a level of daily income exempt from federal income tax as is consistent with stability of principal and liquidity.

 Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The Fund is a no-load fund. The Fund does not impose any sales charges and does not charge account or exchange fees. The Fund offers two Classes of shares: the R Class and the S Class. Each Class has the same fees and expenses.

 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Morgan Stanley Tax-Free Daily Income Trust)		R Class	S Class
Advisory Fee		0.15%	0.15%
Shareholder Servicing Fee		0.10%	0.10%
Other Expenses		0.54%	0.54%
Total Annual Fund Operating Expenses	[1]	0.79%	0.79%
Fee Waivers and/or Expense Reimbursements	[1]	0.19%	0.19%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	0.60%	0.60%
[1]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to assume all operating expenses of the Fund and to waive the advisory fee and administration fee, as applicable, to the extent such expenses and fees, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), on an annualized basis exceeds 0.60% of the average daily net assets of the Fund, which includes a waiver in which the Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive all of the Fund's shareholder servicing fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

 Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Morgan Stanley Tax-Free Daily Income Trust) - USD ($)	1 Year	3 Years	5 Years	10 Years
R Class	61	233	420	960
S Class	61	233	420	960

 Principal Investment Strategies
The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Adviser seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. The Fund may invest up to 20% of its net assets in taxable money market securities or in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income.
The Fund's investments may include tender option bonds and custodial receipts. Tender option bonds are municipal obligations held pursuant to a custodial arrangement and issued pursuant to an agreement with a third-party such as a bank or financial institution to provide the holder with the option of tendering the bond at periodic intervals. The holder of the tender option bond effectively holds a demand obligation that bears interest at prevailing short-term rates. Custodial receipts represent interests in future interest and/or principal payments on U.S. government securities or municipal obligations. Additionally, the Fund may invest in investment companies, including money market funds, and may invest some or all of its short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates.
The Fund may purchase debt obligations that have fixed, variable or floating rates of interest. The interest rates payable on variable rate or floating rate obligations may fluctuate based upon changes in market rates.
The Fund has a fundamental policy of investing at least 80% of its assets in securities the interest on which is exempt from federal income tax, and which are not subject to the federal "alternative minimum tax." A fundamental policy may not be changed without shareholder approval.
The Fund operates as a "retail money market fund," as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). A "retail money market fund" is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a "retail money market fund," the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to maintain a stable net asset value per share ("NAV") of $1.00. Like other retail money market funds, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

 Principal Risks
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions.
  Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector.
  Tender Option Bonds and Custodial Receipts. The risks of tender option bonds and custodial receipts include the risk that the owner of such instruments may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, the occurrence of certain defaults or a credit rating downgrade on the underlying security may impair the ability to tender the bond or receipt back to the third-party provider of the demand option, thus causing the bond or receipt to become illiquid.
  Investment Companies. The Fund's investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Fund's fees and expenses, the Fund generally would bear its share of the investment company's fees and expenses.

 Past Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's R Class shares performance from year-to-year and by showing the Fund's average annual returns for the one, five and 10 year periods and since inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

 Annual Total Returns—Calendar Years

High Quarter	12/31/18	0.36%
Low Quarter	03/31/13	0.00%

 Average Annual Total Returns (for periods ended December 31, 2018)
Average Annual Total Returns - (Morgan Stanley Tax-Free Daily Income Trust)	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception [1]
R Class	0.94%	0.26%	0.13%	2.54%
S Class	0.94%			0.50%
[1]	R Class commenced operations on February 20, 1981 and S Class commenced operations on June 28, 2016.

For the Fund's most recent 7-day annualized yield, you may call toll-free (800) 548-7786.